Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Summary of property and equipment, net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Computers, equipment and furniture	199,591	218,284	31,355
Motor vehicles	5,971	6,100	876
Leasehold improvements	38,821	42,408	6,092
Total	244,383	266,792	38,323
Less: accumulated depreciation	(148,752)	(165,142)	(23,722)
Net book value	95,631	101,650	14,601